Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 87	$ 182	$ 82	$ 521
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	23	37	13	(34)
Net change of the effective portion of designated cash flow hedges	13	25	(1)	4
Total comprehensive income (loss)	$ 123	$ 244	$ 94	$ 491